UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2017

Annual Repor t

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds, and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Effective April 1, 2016, each Fund’s name changed. There was no change in each Fund’s investment objective, policies and strategies as a result of these name changes.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS Asset Allocation Funds for the twelve-month reporting period ended January 31, 2017. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2017

II	QS Asset Allocation Funds

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended January 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first and second quarter 2016 U.S. gross domestic product (“GDP”)i growth was 0.8% and 1.4%, respectively. GDP growth for the third quarter of 2016 was 3.5%, the strongest reading in two years. The U.S. Department of Commerce’s second reading for fourth quarter 2016 GDP growth — released after the reporting period ended — was 1.9%. The deceleration in growth reflected a downturn in exports, an acceleration in imports and a downturn in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on January 31, 2017, the unemployment rate was 4.8%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In January 2017, 24.4% of Americans looking for a job had been out of work for more than six months, versus 27.7% when the period began.

Turning to the global economy, in its January 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “After a lackluster outturn in 2016, economic activity is projected to pick up pace in 2017 and 2018, especially in emerging market and developing economies. However, there is a wide dispersion of possible outcomes around the projections, given uncertainty surrounding the policy stance of the incoming U.S. administration and its global ramifications.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.6%, versus 1.7% in 2016. Japan’s economy is expected to expand 0.8% in 2017, compared to 0.9% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iv increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%. After holding rates steady at its meeting that concluded on February 1, 2017, after the reporting period ended, the Fed said, “The Committee expects that, with gradual adjustments in the stance of monetary policy, economic activity will expand at a moderate pace, labor market conditions will strengthen somewhat further, and inflation will rise to 2 percent over the medium term. Near-term risks to the economic outlook appear roughly balanced. The Committee continues to closely monitor inflation indicators and global economic and financial developments.”

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion per-month monthly bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of England (“BoE”)vi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2017

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

QS Asset Allocation Funds	III

Funds overview

QS Asset Allocation Funds (the “Asset Allocation Funds”) consists of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds. The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among the funds managed by the Funds’ manager, Legg Mason Partners Fund Advisor, LLC, and its affiliates (underlying funds).

Q. What were the overall market conditions during the Funds’ reporting period?

A. The Funds’ twelve-month reporting period ending January 31, 2017 was characterized by substantial political uncertainty and surprises that carried over to asset prices across nearly all financial markets. The middle of the year was marked by the surprise result of the United Kingdom’s decision to leave the Eurozone (“Brexit”), sending European equity markets and the British pound sharply downward. The year’s political volatility was not finished at Brexit, as the latter half of 2016 was characterized strongly by the uncertainty leading up to the U.S. presidential election and the eventual election of Donald Trump, which came as a surprise to many polls and market forecasts.

In spite of this political volatility, the global economy continued to advance through 2016 and into January 2017, largely carried by continued growth in the U.S. and China and in spite of weaker economic performance out of Japan and emerging economies such as Russia and Brazil. Global equity markets performed strongly in 2016, with Japan being the only major region not to post a stock market gain. On the other hand, while the year started strongly for global fixed income, a switch to “risk on” mode in the latter half of 2016 led to bond market losses that had not been seen since the early 1980s. The calendar year ended with the U.S. Federal Reserve Board (the “Fed”)i announcing its only rate hike of 2016 while many other key central banks left key rates largely unchanged. Equity markets continued to climb through January 2017 while volatility remained low.

Q. How did we respond to these changing market conditions?

A. For all four Funds, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Funds in response to various market, economic and valuation conditions. These tactical views are generally updated on a quarterly basis. Throughout the period, we were generally overweight equities versus fixed income as valuation measures and our in-house index of leading economic indicators favored equities. At mid-year 2016 we remained overweight equities, but within fixed income we were overweight high yield while remaining underweight aggregate fixed income as yield spreads and risk measures favored high yield. By the end of 2016 and into January 2017, we had an overweight only to U.S. equities, while being underweight international equities and fixed income overall.

QS Asset Allocation Funds 2017 Annual Report	1

Funds overview (cont’d)

QS Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2017, Class A shares of QS Growth Fund, excluding sales charges, returned 16.68%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexii, the Russell 3000 Indexiii and the Growth Composite Benchmarkiv returned 1.45%, 21.73% and 19.52%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned 16.68% for the same period.

Performance Snapshot as of January 31, 2017 (unaudited)
(excluding sales charges)	6 months	12 months
QS Growth Fund:
Class A	5.49%	16.68%
Class C	5.09%	15.81%
Class R	5.33%	16.39%
Class I	5.66%	17.06%
Bloomberg Barclays U.S. Aggregate Index	-2.95%	1.45%
Russell 3000 Index	6.61%	21.73%
Growth Composite Benchmark	6.01%	19.52%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[1]	4.93%	16.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.33%, 2.03%, 2.00% and 0.99%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 176 funds for the six-month period and among the 170 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

2	QS Asset Allocation Funds 2017 Annual Report

QS Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2017, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned 14.88%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkv returned 1.45%, 21.73% and 16.31%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 13.46% for the same period.

Performance Snapshot as of January 31, 2017 (unaudited)
(excluding sales charges)	6 months	12 months
QS Moderate Growth Fund:
Class A	4.31%	14.88%
Class C	3.90%	14.06%
Class R	4.15%	14.51%
Class I	4.53%	15.30%
Bloomberg Barclays U.S. Aggregate Index	-2.95%	1.45%
Russell 3000 Index	6.61%	21.73%
Moderate Growth Composite Benchmark	4.42%	16.31%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	3.37%	13.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.25%, 1.96%, 2.22% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 518 funds for the six-month period and among the 506 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds 2017 Annual Report	3

Funds overview (cont’d)

QS Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2017, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned 12.38%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Indexvi and the Conservative Growth Composite Benchmarkvii returned 1.45%, 20.81% and 12.81%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned 11.98% for the same period.

Performance Snapshot as of January 31, 2017 (unaudited)
(excluding sales charges)	6 months	12 months
QS Conservative Growth Fund:
Class A	2.69%	12.38%
Class C	2.29%	11.52%
Class R	2.45%	11.99%
Class I	2.77%	12.61%
Bloomberg Barclays U.S. Aggregate Index	-2.95%	1.45%
Russell 1000 Index	6.14%	20.81%
Conservative Growth Composite Benchmark	2.70%	12.81%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	2.50%	11.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.18%, 1.92%, 1.65% and 0.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 589 funds for the six-month period and among the 576 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

4	QS Asset Allocation Funds 2017 Annual Report

QS Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2017, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 9.58%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkviii returned 1.45%, 20.81% and 9.24%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 8.73% for the same period.

Performance Snapshot as of January 31, 2017 (unaudited)
(excluding sales charges)	6 months	12 months
QS Defensive Growth Fund:
Class A	1.05%	9.58%
Class C	0.68%	8.89%
Class C1[2]	0.69%	9.00%
Class R	0.89%	9.33%
Class I	1.12%	9.92%
Bloomberg Barclays U.S. Aggregate Index	-2.95%	1.45%
Russell 1000 Index	6.14%	20.81%
Defensive Growth Composite Benchmark	0.93%	9.24%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	0.94%	8.73%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.17%, 1.85%, 1.67%, 2.13%, and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 377 funds for the six-month period and among the 364 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds 2017 Annual Report	5

Funds overview (cont’d)

Q. What were the leading contributors to performance?

A. Underweighting fixed income overall was a positive contributor to performance, given the strong equity market. Taking into account both the underlying fund returns and their weightings within the Funds, the leading contributor to absolute performance was the portfolio allocation to U.S. equities, with Legg Mason BW Diversified Large Cap Value Fund, Royce Small-Cap Value Fund and ClearBridge Appreciation Fund posting especially strong returns. In the fixed income space, Western Asset High Yield Fund’s returns were also strong where they were held.

In relative terms (i.e., relative to each Fund’s specific benchmark), Western Asset Macro Opportunities Fund, Western Asset Core Plus Bond Fund, Legg Mason BW Diversified Large Cap Value Fund and QS Strategic Real Return Fund all contributed to performance where they were held.

Q. What were the leading detractors from performance?

A. None of the underlying funds posted negative returns for the period, although Western Asset Core Bond Fund’s return was modest.

On a relative basis, the allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”)ix and global macro opportunities funds detracted from performance, as did underweighting U.S. equities in favor of global low volatility equities, given the strong equity market. Also, relative to their specific benchmarks, the leading detractors at the manager level were Royce Small-Cap Value Fund, QS Global Dividend Fund and ClearBridge Appreciation Fund.

Q. Were there any significant changes to the Funds during the reporting period?

A. There were no significant changes to the Funds during the period.

Thank you for your investment in the QS Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Adam J. Petryk, CFA

Portfolio Manager

QS Investors, LLC

Thomas Picciochi

Portfolio Manager

QS Investors, LLC

Ellen Tesler

Portfolio Manager

QS Investors, LLC

February 18, 2017

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Asset Allocation Fund is a “fund of funds” — meaning it invests in other underlying funds. Each Fund seeks its objective by investing primarily in other affiliated funds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

6	QS Asset Allocation Funds 2017 Annual Report

[i]

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iv

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[v]

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

vii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

viii

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

ix

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and thirty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

QS Asset Allocation Funds 2017 Annual Report	7

Funds at a glance (unaudited)

QS Growth Fund Breakdown† (%) as of — January 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.5 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
12.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
11.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
10.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Health Care Utilities
9.9 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
8.4 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Financials Industrials Information Technology Energy
6.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
6.3 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds U.S. Government & Agency Obligations Financials Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
4.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
4.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
3.8 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations
0.7 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Sovereign Bonds
0.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Telecommunication Services

8	QS Asset Allocation Funds 2017 Annual Report

QS Moderate Growth Fund Breakdown† (%) as of — January 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Sovereign Bonds
10.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
10.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
10.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Health Care Utilities
8.9 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
6.9 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
6.3 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
6.3 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.6 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Financials Industrials Information Technology Energy
5.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
4.2 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
3.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations
3.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
2.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Telecommunication Services
1.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities

QS Asset Allocation Funds 2017 Annual Report	9

Funds at a glance (unaudited) (cont’d)

QS Conservative Growth Fund Breakdown† (%) as of — January 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
22.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Sovereign Bonds
10.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Health Care Utilities
8.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
7.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
7.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
6.3 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
4.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
4.7 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Telecommunication Services
4.4 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations
3.9 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
3.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
3.5 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Financials Industrials Information Technology Energy
3.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
3.0 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.6 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care

10	QS Asset Allocation Funds 2017 Annual Report

QS Defensive Growth Fund Breakdown† (%) as of — January 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
34.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Sovereign Bonds
14.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
8.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Health Care Utilities
7.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Telecommunication Services
6.5 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
4.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.1 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
2.8 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.2 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
2.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
2.0 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
1.9 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Financials Industrials Information Technology Energy
0.9 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

QS Asset Allocation Funds 2017 Annual Report	11

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2016 and held for the six months ended January 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.49%	$1,000.00	$1,054.90	0.53%	$2.74	Class A	5.00%	$1,000.00	$1,022.47	0.53%	$2.69
Class C	5.09	1,000.00	1,050.90	1.21	6.24	Class C	5.00	1,000.00	1,019.05	1.21	6.14
Class R	5.33	1,000.00	1,053.30	0.79	4.08	Class R	5.00	1,000.00	1,021.17	0.79	4.01
Class I	5.66	1,000.00	1,056.60	0.20	1.03	Class I	5.00	1,000.00	1,024.13	0.20	1.02

[1]	For the six months ended January 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

12	QS Asset Allocation Funds 2017 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2016 and held for the six months ended January 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.31%	$1,000.00	$1,043.10	0.51%	$2.62	Class A	5.00%	$1,000.00	$1,022.57	0.51%	$2.59
Class C	3.90	1,000.00	1,039.00	1.20	6.15	Class C	5.00	1,000.00	1,019.10	1.20	6.09
Class R	4.15	1,000.00	1,041.50	0.80	4.11	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	4.53	1,000.00	1,045.30	0.18	0.93	Class I	5.00	1,000.00	1,024.23	0.18	0.92

[1]	For the six months ended January 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

QS Asset Allocation Funds 2017 Annual Report	13

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2016 and held for the six months ended January 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.69%	$1,000.00	$1,026.90	0.48%	$2.45	Class A	5.00%	$1,000.00	$1,022.72	0.48%	$2.44
Class C	2.29	1,000.00	1,022.90	1.22	6.20	Class C	5.00	1,000.00	1,019.00	1.22	6.19
Class R	2.45	1,000.00	1,024.50	0.80	4.07	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	2.77	1,000.00	1,027.70	0.21	1.07	Class I	5.00	1,000.00	1,024.08	0.21	1.07

[1]	For the six months ended January 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

14	QS Asset Allocation Funds 2017 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2016 and held for the six months ended January 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.05%	$1,000.00	$1,010.50	0.53%	$2.68	Class A	5.00%	$1,000.00	$1,022.47	0.53%	$2.69
Class C	0.68	1,000.00	1,006.80	1.24	6.26	Class C	5.00	1,000.00	1,018.90	1.24	6.29
Class C1	0.69	1,000.00	1,006.90	1.04	5.25	Class C1	5.00	1,000.00	1,019.91	1.04	5.28
Class R	0.89	1,000.00	1,008.90	0.80	4.04	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	1.12	1,000.00	1,011.20	0.25	1.26	Class I	5.00	1,000.00	1,023.88	0.25	1.27

[1]	For the six months ended January 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

QS Asset Allocation Funds 2017 Annual Report	15

Funds performance (unaudited)

QS Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/17	16.68%	15.81%	16.39%	17.06%
Five Years Ended 1/31/17	9.05	8.35	N/A	9.40
Ten Years Ended 1/31/17	4.19	3.66	N/A	N/A
Inception* through 1/31/17	—	—	2.83	11.83

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/17	9.97%	14.81%	16.39%	17.06%
Five Years Ended 1/31/17	7.76	8.35	N/A	9.40
Ten Years Ended 1/31/17	3.58	3.66	N/A	N/A
Inception* through 1/31/17	—	—	2.83	11.83

Cumulative total returns
Without sales charges[1]
Class A (1/31/07 through 1/31/17)	50.81%
Class C (1/31/07 through 1/31/17)	43.21
Class R (Inception date of 6/2/14 through 1/31/17)	7.73
Class I (Inception date of 12/16/08 through 1/31/17)	148.15

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, R and I shares is February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

16	QS Asset Allocation Funds 2017 Annual Report

QS Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Growth Fund vs. Benchmark Indices† — January 2007 - January 2017

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A and C shares of QS Growth Fund on January 31, 2007, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2017. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

QS Asset Allocation Funds 2017 Annual Report	17

Funds performance (unaudited) (cont’d)

QS Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/17	14.88%	14.06%	14.51%	15.30%
Five Years Ended 1/31/17	8.28	7.54	N/A	8.56
Ten Years Ended 1/31/17	4.67	4.07	N/A	N/A
Inception* through 1/31/17	—	—	2.81	4.66

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/17	8.28%	13.06%	14.51%	15.30%
Five Years Ended 1/31/17	7.00	7.54	N/A	8.56
Ten Years Ended 1/31/17	4.06	4.07	N/A	N/A
Inception* through 1/31/17	—	—	2.81	4.66

Cumulative total returns
Without sales charges[1]
Class A (1/31/07 through 1/31/17)	57.84%
Class C (1/31/07 through 1/31/17)	49.00
Class R (Inception date of 6/2/14 through 1/31/17)	7.66
Class I (Inception date of 10/2/07 through 1/31/17)	53.02

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, R and I shares is February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

18	QS Asset Allocation Funds 2017 Annual Report

QS Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Moderate Growth Fund vs. Benchmark Indices† — January 2007 - January 2017

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A and C shares of QS Moderate Growth Fund on January 31, 2007, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2017. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

QS Asset Allocation Funds 2017 Annual Report	19

Funds performance (unaudited) (cont’d)

QS Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/17	12.38%	11.52%	11.99%	12.61%
Five Years Ended 1/31/17	6.86	6.10	N/A	N/A
Ten Years Ended 1/31/17	4.91	4.23	N/A	N/A
Inception* through 1/31/17	—	—	2.61	2.73

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/17	5.88%	10.52%	11.99%	12.61%
Five Years Ended 1/31/17	5.60	6.10	N/A	N/A
Ten Years Ended 1/31/17	4.29	4.23	N/A	N/A
Inception* through 1/31/17	—	—	2.61	2.73

Cumulative total returns
Without sales charges[1]
Class A (1/31/07 through 1/31/17)	61.48%
Class C (1/31/07 through 1/31/17)	51.33
Class R (Inception date of 6/2/14 through 1/31/17)	7.12
Class I (Re-inception date of 7/25/14 through 1/31/17)	7.02

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, R and I shares is February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

20	QS Asset Allocation Funds 2017 Annual Report

QS Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Conservative Growth Fund vs. Benchmark Indices† — January 2007 - January 2017

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A and C shares of QS Conservative Growth Fund on January 31, 2007, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2017. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

QS Asset Allocation Funds 2017 Annual Report	21

Funds performance (unaudited) (cont’d)

QS Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1[3]	Class R	Class I
Twelve Months Ended 1/31/17	9.58%	8.89%	9.00%	9.33%	9.92%
Five Years Ended 1/31/17	5.27	N/A	4.70	N/A	N/A
Ten Years Ended 1/31/17	4.63	N/A	4.14	N/A	N/A
Inception* through 1/31/17	—	4.30	—	2.20	5.10

With sales charges[2]	Class A	Class C	Class C1[3]	Class R	Class I
Twelve Months Ended 1/31/17	4.91%	7.89%	8.00%	9.33%	9.92%
Five Years Ended 1/31/17	4.36	N/A	4.70	N/A	N/A
Ten Years Ended 1/31/17	4.18	N/A	4.14	N/A	N/A
Inception* through 1/31/17	—	4.30	—	2.20	5.10

Cumulative total returns
Without sales charges[1]
Class A (1/31/07 through 1/31/17)	57.28%
Class C (Inception date of 8/1/12 through 1/31/17)	20.85
Class C1[3] (1/31/07 through 1/31/17)	50.01
Class R (Inception date of 6/2/14 through 1/31/17)	5.98
Class I (Inception date of 3/15/12 through 1/31/17)	27.46

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1[3] shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1[3] shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

[3]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

*	Inception dates for Class A, C, C1, R and I shares are February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

22	QS Asset Allocation Funds 2017 Annual Report

QS Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C11 Shares of QS Defensive Growth Fund vs. Benchmark Indices† — January 2007 - January 2017

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C1 shares of QS Defensive Growth Fund on January 31, 2007, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2017. On August 1, 2012, Class C shares were reclassified as C1 shares. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C1[1] shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

QS Asset Allocation Funds 2017 Annual Report	23

Schedules of investments

January 31, 2017

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,779,445	$90,570,487
QS International Equity Fund, Class IS Shares		6,168,954	89,819,977	(a)
QS Strategic Real Return Fund, Class IS Shares		4,010,488	45,719,568	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		223,122	49,075,624
ClearBridge Appreciation Fund, Class IS Shares		4,028,078	85,234,121
ClearBridge International Value Fund, Class IS Shares		3,653,030	37,333,962
ClearBridge Large Cap Growth Fund, Class IS Shares		901,022	34,896,576
ClearBridge Mid Cap Fund, Class IS Shares		897,707	32,344,369	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		919,823	27,760,256
QS Global Dividend Fund, Class IS Shares		6,144,908	72,448,460	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		4,220,982	71,883,327	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		6,213,323	60,890,565
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		418,340	4,789,994
Western Asset High Yield Fund, Class IS Shares		396,160	3,228,708
Western Asset Macro Opportunities Fund, Class IS Shares		1,710,077	18,195,221
Total Investments in Underlying Funds before Short-Term Investments (Cost — $559,842,586)			724,191,215

	Rate
Short-Term Investments — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $850,568)	0.461%	850,568	850,568
Total Investments — 100.1% (Cost — $560,693,154#)			725,041,783
Liabilities in Excess of Other Assets — (0.1)%			(977,369)
Total Net Assets — 100.0%			$724,064,414

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is $604,441,972.

See Notes to Financial Statements.

24	QS Asset Allocation Funds 2017 Annual Report

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,588,863	$49,058,961
QS International Equity Fund, Class IS Shares		2,867,093	41,744,876	(a)
QS Strategic Real Return Fund, Class IS Shares		2,613,297	29,791,586	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		119,485	26,280,759
ClearBridge Appreciation Fund, Class IS Shares		2,376,328	50,283,106
ClearBridge International Value Fund, Class IS Shares		1,782,840	18,220,625
ClearBridge Large Cap Growth Fund, Class IS Shares		762,263	29,522,456
ClearBridge Mid Cap Fund, Class IS Shares		551,950	19,886,745	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		317,025	9,567,811
QS Global Dividend Fund, Class IS Shares		4,002,185	47,185,759	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		1,900,374	32,363,366	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		2,692,181	26,383,370
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		601,779	7,444,005
Western Asset Core Plus Bond Fund, Class IS Shares		4,771,196	54,630,189
Western Asset High Yield Fund, Class IS Shares		1,170,936	9,543,127
Western Asset Macro Opportunities Fund, Class IS Shares		1,735,363	18,464,258
Total Investments in Underlying Funds before Short-Term Investments (Cost — $379,155,738)			470,370,999

	Rate
Short-Term Investments — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $737,244)	0.461%	737,244	737,244
Total Investments — 100.2% (Cost — $379,892,982#)			471,108,243
Liabilities in Excess of Other Assets — (0.2)%			(833,823)
Total Net Assets — 100.0%			$470,274,420

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is $402,893,850.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	25

Schedules of investments (cont’d)

January 31, 2017

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,132,859	$21,467,680
QS International Equity Fund, Class IS Shares		991,734	14,439,651	(a)
QS Strategic Real Return Fund, Class IS Shares		1,685,138	19,210,578	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		49,720	10,935,838
ClearBridge Appreciation Fund, Class IS Shares		1,051,585	22,251,541
ClearBridge International Value Fund, Class IS Shares		942,188	9,629,163
ClearBridge Large Cap Growth Fund, Class IS Shares		389,492	15,085,035
ClearBridge Mid Cap Fund, Class IS Shares		220,077	7,929,360	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		299,891	9,050,712
QS Global Dividend Fund, Class IS Shares		2,606,518	30,730,849	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		704,818	12,003,050	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		1,096,853	10,749,162
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,109,105	26,089,633
Western Asset Core Plus Bond Fund, Class IS Shares		5,956,373	68,200,473
Western Asset High Yield Fund, Class IS Shares		1,745,908	14,229,152
Western Asset Macro Opportunities Fund, Class IS Shares		1,250,409	13,304,351
Total Investments in Underlying Funds before Short-Term Investments (Cost — $255,899,874)			305,306,228

	Rate
Short-Term Investments — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $630,566)	0.461%	630,566	630,566
Total Investments — 100.0% (Cost — $256,530,440#)			305,936,794
Liabilities in Excess of Other Assets — (0.0)%			(29,370)
Total Net Assets — 100.0%			$305,907,424

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is $269,503,839.

See Notes to Financial Statements.

26	QS Asset Allocation Funds 2017 Annual Report

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 101.1%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		204,030	$3,866,359
QS International Equity Fund, Class IS Shares		385,811	5,617,414	(a)
QS Strategic Real Return Fund, Class IS Shares		780,320	8,895,645	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		14,267	3,138,005
ClearBridge Appreciation Fund, Class IS Shares		365,562	7,735,292
ClearBridge Large Cap Growth Fund, Class IS Shares		71,093	2,753,433
ClearBridge Mid Cap Fund, Class IS Shares		79,791	2,874,856	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		38,463	1,160,811
QS Global Dividend Fund, Class IS Shares		934,507	11,017,832	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		180,207	3,068,917	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		263,925	2,586,464
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,642,583	20,318,747
Western Asset Core Plus Bond Fund, Class IS Shares		4,074,800	46,656,460
Western Asset High Yield Fund, Class IS Shares		1,329,570	10,835,997
Western Asset Macro Opportunities Fund, Class IS Shares		581,278	6,184,798
Total Investments in Underlying Funds before Short-Term Investments (Cost — $118,971,579)			136,711,030

	Rate
Short-Term Investments — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $255,122)	0.461%	255,122	255,122
Total Investments — 101.3% (Cost — $119,226,701#)			136,966,152
Liabilities in Excess of Other Assets — (1.3)%			(1,767,130)
Total Net Assets — 100.0%			$135,199,022

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(a)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is $125,969,777.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	27

Statements of assets and liabilities

January 31, 2017

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$559,842,586	$379,155,738
Short-term investments, at cost	850,568	737,244
Investments in affiliated Underlying Funds, at value	$724,191,215	$470,370,999
Short-term investments, at value	850,568	737,244
Receivable for Fund shares sold	327,460	183,443
Interest receivable	376	227
Receivable from investment manager	13	13
Prepaid expenses	36,522	33,074
Total Assets	725,406,154	471,325,000

Liabilities:
Payable for Fund shares repurchased	271,452	418,105
Service and/or distribution fees payable	165,334	112,190
Trustees’ fees payable	4,031	2,735
Accrued expenses	900,923	517,550
Total Liabilities	1,341,740	1,050,580
Total Net Assets	$724,064,414	$470,274,420

Net Assets:
Par value (Note 7)	$445	$294
Paid-in capital in excess of par value	585,861,762	393,758,405
Undistributed net investment income	72,279	97,318
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(26,218,701)	(14,796,858)
Net unrealized appreciation on affiliated Underlying Funds	164,348,629	91,215,261
Total Net Assets	$724,064,414	$470,274,420

Net Assets:
Class A	$703,020,750	$442,854,258
Class C	$19,662,429	$21,748,623
Class R	$45,593	$56,864
Class I	$1,335,642	$5,614,675

Shares Outstanding:
Class A	43,102,994	27,669,600
Class C	1,279,699	1,335,708
Class R	2,813	3,583
Class I	82,204	353,664

Net Asset Value:
Class A (and redemption price)	$16.31	$16.01
Class C*	$15.36	$16.28
Class R (and redemption price)	$16.21	$15.87
Class I (and redemption price)	$16.25	$15.88

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$17.31	$16.99

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

28	QS Asset Allocation Funds 2017 Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$255,899,874	$118,971,579
Short-term investments, at cost	630,566	255,122
Investments in affiliated Underlying Funds, at value	$305,306,228	$136,711,030
Short-term investments, at value	630,566	255,122
Receivable for Fund shares sold	407,966	232,367
Interest receivable	193	60
Receivable from investment manager	9	274
Prepaid expenses	31,875	32,290
Total Assets	306,376,837	137,231,143

Liabilities:
Payable for Fund shares repurchased	101,809	1,855,927
Service and/or distribution fees payable	74,498	32,768
Trustees’ fees payable	1,844	844
Accrued expenses	291,262	142,582
Total Liabilities	469,413	2,032,121
Total Net Assets	$305,907,424	$135,199,022

Net Assets:
Par value (Note 7)	$214	$101
Paid-in capital in excess of par value	265,679,520	123,277,311
Undistributed net investment income	308,351	240,131
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(9,487,015)	(6,057,972)
Net unrealized appreciation on affiliated Underlying Funds	49,406,354	17,739,451
Total Net Assets	$305,907,424	$135,199,022

Net Assets:
Class A	$280,907,461	$124,880,455
Class C	$17,495,285	$4,539,295
Class C1	—	$3,363,202
Class R	$73,349	$42,260
Class I	$7,431,329	$2,373,810

Shares Outstanding:
Class A	19,718,196	9,363,019
Class C	1,184,560	342,423
Class C1	—	247,228
Class R	5,162	3,177
Class I	521,975	178,346

Net Asset Value:
Class A (and redemption price)	$14.25	$13.34
Class C*	$14.77	$13.26
Class C1*	—	$13.60
Class R (and redemption price)	$14.21	$13.30
Class I (and redemption price)	$14.24	$13.31

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.12	$13.93

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	29

Statements of operations

For the Year Ended January 31, 2017

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$10,756,874	$8,755,554
Interest	5,187	3,218
Total Investment Income	10,762,061	8,758,772

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,967,389	1,343,500
Transfer agent fees (Note 5)	1,766,765	954,923
Shareholder reports	95,944	63,684
Legal fees	49,347	44,726
Trustees’ fees	49,291	32,542
Audit and tax fees	32,265	31,265
Registration fees	26,342	100,431
Fund accounting fees	26,300	26,300
Insurance	10,623	7,270
Custody fees	26	—
Miscellaneous expenses	5,242	4,248
Total Expenses	4,029,534	2,608,889
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(27,952)	(15,065)
Net Expenses	4,001,582	2,593,824
Net Investment Income	6,760,479	6,164,948

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	2,519,307	1,925,797
Capital gain distributions from affiliated Underlying Funds	14,442,695	8,322,638
Net Realized Gain	16,962,002	10,248,435
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	82,840,279	46,619,947
Foreign currencies	1	—
Change in Net Unrealized Appreciation (Depreciation)	82,840,280	46,619,947
Net Gain on Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions	99,802,282	56,868,382
Increase in Net Assets From Operations	$106,562,761	$63,033,330

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2017 Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$6,995,272	$3,848,571
Interest	2,494	1,403
Total Investment Income	6,997,766	3,849,974

Expenses:
Service and/or distribution fees (Notes 2 and 5)	904,319	381,436
Transfer agent fees (Note 5)	495,815	194,055
Legal fees	45,466	44,192
Shareholder reports	37,878	18,008
Trustees’ fees	21,519	9,665
Audit and tax fees	30,600	29,890
Registration fees	98,379	80,786
Fund accounting fees	26,300	13,106
Insurance	5,263	2,752
Custody fees	70	11
Miscellaneous expenses	4,040	4,382
Total Expenses	1,669,649	778,283
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,003)	(2,207)
Net Expenses	1,667,646	776,076
Net Investment Income	5,330,120	3,073,898

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	1,148,213	(163,856)
Capital gain distributions from affiliated Underlying Funds	4,398,128	1,446,783
Net Realized Gain	5,546,341	1,282,927
Change in Net Unrealized Appreciation (Depreciation)	24,324,272	7,901,980
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	29,870,613	9,184,907
Increase in Net Assets From Operations	$35,200,733	$12,258,805

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	31

Statements of changes in net assets

QS Growth Fund

For the Years Ended January 31,	2017	2016

Operations:
Net investment income	$6,760,479	$4,942,941
Net realized gain	16,962,002	85,303,421
Change in net unrealized appreciation (depreciation)	82,840,280	(130,568,667)
Increase (Decrease) in Net Assets From Operations	106,562,761	(40,322,305)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,100,060)	(6,100,115)
Net realized gains	(23,140,773)	(69,209,295)
Decrease in Net Assets From Distributions to Shareholders	(30,240,833)	(75,309,410)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	70,992,549	62,880,006
Reinvestment of distributions	30,142,058	75,038,811
Cost of shares repurchased	(111,968,031)	(104,766,519)
Increase (Decrease) in Net Assets From Fund Share Transactions	(10,833,424)	33,152,298
Increase (Decrease) in Net Assets	65,488,504	(82,479,417)

Net Assets:
Beginning of year	658,575,910	741,055,327
End of year*	$724,064,414	$658,575,910
* Includes undistributed/(overdistributed) net investment income, respectively, of:	$72,279	$(111,409)

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2017 Annual Report

QS Moderate Growth Fund

For the Years Ended January 31,	2017	2016

Operations:
Net investment income	$6,164,948	$5,173,431
Net realized gain	10,248,435	54,016,294
Change in net unrealized appreciation (depreciation)	46,619,947	(81,304,818)
Increase (Decrease) in Net Assets From Operations	63,033,330	(22,115,093)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,775,070)	(5,775,042)
Net realized gains	(14,100,425)	(35,023,597)
Decrease in Net Assets From Distributions to Shareholders	(20,875,495)	(40,798,639)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	45,172,944	41,324,481
Reinvestment of distributions	20,777,751	40,603,502
Cost of shares repurchased	(76,934,311)	(73,464,088)
Increase (Decrease) in Net Assets From Fund Share Transactions	(10,983,616)	8,463,895
Increase (Decrease) in Net Assets	31,174,219	(54,449,837)

Net Assets:
Beginning of year	439,100,201	493,550,038
End of year*	$470,274,420	$439,100,201
* Includes undistributed net investment income of:	$97,318	$199,151

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	33

Statements of changes in net assets (cont’d)

QS Conservative Growth Fund

For the Years Ended January 31,	2017	2016

Operations:
Net investment income	$5,330,120	$4,866,768
Net realized gain	5,546,341	25,184,390
Change in net unrealized appreciation (depreciation)	24,324,272	(41,419,397)
Increase (Decrease) in Net Assets From Operations	35,200,733	(11,368,239)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,820,036)	(5,273,061)
Net realized gains	(6,371,481)	(14,862,917)
Decrease in Net Assets From Distributions to Shareholders	(12,191,517)	(20,135,978)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	43,285,088	38,503,593
Reinvestment of distributions	12,102,345	19,988,268
Cost of shares repurchased	(62,342,842)	(57,744,276)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,955,409)	747,585
Increase (Decrease) in Net Assets	16,053,807	(30,756,632)

Net Assets:
Beginning of year	289,853,617	320,610,249
End of year*	$305,907,424	$289,853,617
* Includes undistributed net investment income of:	$308,351	$377,877

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2017 Annual Report

QS Defensive Growth Fund

For the Years Ended January 31,	2017	2016

Operations:
Net investment income	$3,073,898	$2,898,935
Net realized gain	1,282,927	8,915,288
Change in net unrealized appreciation (depreciation)	7,901,980	(15,813,280)
Increase (Decrease) in Net Assets From Operations	12,258,805	(3,999,057)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,226,031)	(3,044,028)
Net realized gains	(1,291,814)	—
Decrease in Net Assets From Distributions to Shareholders	(4,517,845)	(3,044,028)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	21,412,106	17,310,151
Reinvestment of distributions	4,487,140	3,023,777
Cost of shares repurchased	(29,441,358)	(28,648,538)
Decrease in Net Assets From Fund Share Transactions	(3,542,112)	(8,314,610)
Increase (Decrease) in Net Assets	4,198,848	(15,357,695)

Net Assets:
Beginning of year	131,000,174	146,357,869
End of year*	$135,199,022	$131,000,174
* Includes undistributed net investment income of:	$240,131	$178,135

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	35

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.60	$17.23	$17.22	$14.81	$13.06

Income (loss) from operations:
Net investment income	0.16	0.13	0.12	0.08	0.14
Net realized and unrealized gain (loss)	2.23	(0.98)	0.60	2.50	1.78
Total income (loss) from operations	2.39	(0.85)	0.72	2.58	1.92

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.19)	(0.17)	(0.17)
Net realized gains	(0.52)	(1.63)	(0.52)	—	—
Total distributions	(0.68)	(1.78)	(0.71)	(0.17)	(0.17)

Net asset value, end of year	$16.31	$14.60	$17.23	$17.22	$14.81
Total return[2]	16.68%	(5.82)%	4.11%	17.41%	14.81%

Net assets, end of year (000s)	$703,021	$607,632	$663,706	$644,907	$570,110

Ratios to average net assets:
Gross expenses[3]	0.54%	0.54%	0.55%	0.60%	0.69%
Net expenses[3,4]	0.54	0.54	0.55	0.60	0.69
Net investment income	1.03	0.76	0.69	0.49	1.04

Portfolio turnover rate	20%	44%[5]	29%	11%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2017 Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$13.80	$16.38	$16.44	$14.16	$12.50

Income (loss) from operations:
Net investment income (loss)	0.04	0.01	0.02	(0.02)	0.06
Net realized and unrealized gain (loss)	2.10	(0.92)	0.56	2.38	1.71
Total income (loss) from operations	2.14	(0.91)	0.58	2.36	1.77

Less distributions from:
Net investment income	(0.06)	(0.04)	(0.12)	(0.08)	(0.11)
Net realized gains	(0.52)	(1.63)	(0.52)	—	—
Total distributions	(0.58)	(1.67)	(0.64)	(0.08)	(0.11)

Net asset value, end of year	$15.36	$13.80	$16.38	$16.44	$14.16
Total return[2]	15.81%	(6.43)%	3.45%	16.65%	14.20%

Net assets, end of year (000s)	$19,662	$20,526	$24,222	$18,507	$16,329

Ratios to average net assets:
Gross expenses[3]	1.22%	1.24%	1.22%	1.26%	1.24%
Net expenses[3,4]	1.22	1.24	1.22	1.26	1.24
Net investment income (loss)	0.26	0.04	0.15	(0.16)	0.47

Portfolio turnover rate	20%	44%[5]	29%	11%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	37

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017	2016	2015[2]

Net asset value, beginning of year	$14.55	$17.20	$18.17

Income (loss) from operations:
Net investment income	0.20	0.10	0.11
Net realized and unrealized gain (loss)	2.14	(1.00)	(0.36)
Total income (loss) from operations	2.34	(0.90)	(0.25)

Less distributions from:
Net investment income	(0.16)	(0.12)	(0.20)
Net realized gains	(0.52)	(1.63)	(0.52)
Total distributions	(0.68)	(1.75)	(0.72)

Net asset value, end of year	$16.21	$14.55	$17.20
Total return[3]	16.39%	(6.07)%	(1.46)%

Net assets, end of year (000s)	$46	$18	$10

Ratios to average net assets:
Gross expenses[4]	1.46%	1.21%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.75 [5]
Net investment income	1.27	0.59	0.92 [5]

Portfolio turnover rate	20%	44%[8]	29%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2017 Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.54	$17.18	$17.17	$14.77	$13.03

Income (loss) from operations:
Net investment income	0.21	0.19	0.25	0.14	0.23
Net realized and unrealized gain (loss)	2.23	(0.99)	0.53	2.48	1.74
Total income (loss) from operations	2.44	(0.80)	0.78	2.62	1.97

Less distributions from:
Net investment income	(0.21)	(0.21)	(0.25)	(0.22)	(0.23)
Net realized gains	(0.52)	(1.63)	(0.52)	—	—
Total distributions	(0.73)	(1.84)	(0.77)	(0.22)	(0.23)

Net asset value, end of year	$16.25	$14.54	$17.18	$17.17	$14.77
Total return[2]	17.06%	(5.55)%	4.43%	17.76%	15.23%

Net assets, end of year (000s)	$1,336	$1,571	$2,259	$959	$503

Ratios to average net assets:
Gross expenses[3]	0.22%	0.20%	0.28%	0.36%	0.28%
Net expenses[3,4]	0.22	0.20	0.28	0.33 [5]	0.28
Net investment income	1.35	1.09	1.40	0.84	1.64

Portfolio turnover rate	20%	44%[6]	29%	11%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	39

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.59	$16.77	$16.29	$14.39	$12.87

Income (loss) from operations:
Net investment income	0.22	0.19	0.20	0.13	0.18
Net realized and unrealized gain (loss)	1.92	(0.91)	0.55	1.97	1.56
Total income (loss) from operations	2.14	(0.72)	0.75	2.10	1.74

Less distributions from:
Net investment income	(0.24)	(0.21)	(0.27)	(0.20)	(0.22)
Net realized gains	(0.48)	(1.25)	—	—	—
Total distributions	(0.72)	(1.46)	(0.27)	(0.20)	(0.22)

Net asset value, end of year	$16.01	$14.59	$16.77	$16.29	$14.39
Total return[2]	14.88%	(4.78)%	4.55%	14.59%	13.60%

Net assets, end of year (000s)	$442,854	$396,480	$435,104	$424,969	$390,747

Ratios to average net assets:
Gross expenses[3]	0.52%	0.50%	0.51%	0.54%	0.60%
Net expenses[3,4]	0.52	0.50	0.51	0.54	0.60
Net investment income	1.41	1.15	1.16	0.86	1.35

Portfolio turnover rate	21%	47%[5]	27%	12%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2017 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.82	$17.01	$16.54	$14.62	$13.08

Income (loss) from operations:
Net investment income	0.10	0.07	0.10	0.03	0.10
Net realized and unrealized gain (loss)	1.95	(0.93)	0.54	1.99	1.58
Total income (loss) from operations	2.05	(0.86)	0.64	2.02	1.68

Less distributions from:
Net investment income	(0.11)	(0.08)	(0.17)	(0.10)	(0.14)
Net realized gains	(0.48)	(1.25)	—	—	—
Total distributions	(0.59)	(1.33)	(0.17)	(0.10)	(0.14)

Net asset value, end of year	$16.28	$14.82	$17.01	$16.54	$14.62
Total return[2]	14.06%	(5.47)%	3.83%	13.80%	12.90%

Net assets, end of year (000s)	$21,749	$22,737	$26,416	$21,534	$18,371

Ratios to average net assets:
Gross expenses[3]	1.21%	1.21%	1.20%	1.23%	1.22%
Net expenses[3,4]	1.21	1.21	1.20	1.23	1.22
Net investment income	0.63	0.43	0.55	0.18	0.74

Portfolio turnover rate	21%	47%[5]	27%	12%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	41

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017	2016	2015[2]

Net asset value, beginning of year	$14.52	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.25	0.19	0.15
Net realized and unrealized gain (loss)	1.82	(0.97)	(0.30)
Total income (loss) from operations	2.07	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.24)	(0.19)	(0.27)
Net realized gains	(0.48)	(1.25)	—
Total distributions	(0.72)	(1.44)	(0.27)

Net asset value, end of year	$15.87	$14.52	$16.74
Total return[3]	14.51%	(5.13)%	(0.89)%

Net assets, end of year (000s)	$57	$14	$10

Ratios to average net assets:
Gross expenses[4]	1.38%	1.47%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.75 [5]
Net investment income	1.64	1.15	1.27 [5]

Portfolio turnover rate	21%	47%[8]	27%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

42	QS Asset Allocation Funds 2017 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$14.47	$16.66	$16.19	$14.31	$12.80

Income (loss) from operations:
Net investment income	0.27	0.24	0.34	0.17	0.23
Net realized and unrealized gain (loss)	1.91	(0.92)	0.46	1.94	1.54
Total income (loss) from operations	2.18	(0.68)	0.80	2.11	1.77

Less distributions from:
Net investment income	(0.29)	(0.26)	(0.33)	(0.23)	(0.26)
Net realized gains	(0.48)	(1.25)	—	—	—
Total distributions	(0.77)	(1.51)	(0.33)	(0.23)	(0.26)

Net asset value, end of year	$15.88	$14.47	$16.66	$16.19	$14.31
Total return[2]	15.30%	(4.59)%	4.86%	14.75%	13.91%

Net assets, end of year (000s)	$5,615	$4,946	$5,503	$1,284	$874

Ratios to average net assets:
Gross expenses[3]	0.19%	0.22%	0.21%	0.43%	0.36%
Net expenses[3,4]	0.19	0.22	0.21	0.40 [5]	0.35 [5]
Net investment income	1.78	1.44	2.02	1.09	1.71

Portfolio turnover rate	21%	47%[6]	27%	12%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	43

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$13.21	$14.70	$14.35	$13.23	$12.06

Income (loss) from operations:
Net investment income	0.25	0.24	0.26	0.19	0.23
Net realized and unrealized gain (loss)	1.37	(0.76)	0.39	1.20	1.16
Total income (loss) from operations	1.62	(0.52)	0.65	1.39	1.39

Less distributions from:
Net investment income	(0.28)	(0.26)	(0.30)	(0.27)	(0.22)
Net realized gains	(0.30)	(0.71)	—	—	—
Total distributions	(0.58)	(0.97)	(0.30)	(0.27)	(0.22)

Net asset value, end of year	$14.25	$13.21	$14.70	$14.35	$13.23
Total return[2]	12.38%	(3.80)%	4.51%	10.54%	11.58%

Net assets, end of year (000s)	$280,907	$255,274	$277,509	$261,212	$245,746

Ratios to average net assets:
Gross expenses[3]	0.50%	0.49%	0.49%	0.52%	0.55%
Net expenses[3,4]	0.50	0.49	0.49	0.52	0.55
Net investment income	1.83	1.63	1.75	1.38	1.81

Portfolio turnover rate	20%	52%[5]	23%	13%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

44	QS Asset Allocation Funds 2017 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$13.68	$15.18	$14.81	$13.65	$12.43

Income (loss) from operations:
Net investment income	0.15	0.13	0.17	0.10	0.15
Net realized and unrealized gain (loss)	1.42	(0.78)	0.39	1.22	1.20
Total income (loss) from operations	1.57	(0.65)	0.56	1.32	1.35

Less distributions from:
Net investment income	(0.18)	(0.14)	(0.19)	(0.16)	(0.13)
Net realized gains	(0.30)	(0.71)	—	—	—
Total distributions	(0.48)	(0.85)	(0.19)	(0.16)	(0.13)

Net asset value, end of year	$14.77	$13.68	$15.18	$14.81	$13.65
Total return[2]	11.52%	(4.47)%	3.76%	9.72%	10.87%

Net assets, end of year (000s)	$17,495	$18,507	$20,864	$15,847	$14,017

Ratios to average net assets:
Gross expenses[3]	1.23%	1.23%	1.22%	1.25%	1.26%
Net expenses[3,4]	1.23	1.23	1.22	1.25	1.26
Net investment income	1.03	0.88	1.09	0.67	1.14

Portfolio turnover rate	20%	52%[5]	23%	13%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	45

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017	2016	2015[2]

Net asset value, beginning of year	$13.19	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.24	0.21	0.17
Net realized and unrealized gain (loss)	1.33	(0.76)	(0.22)
Total income (loss) from operations	1.57	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.25)	(0.23)	(0.24)
Net realized gains	(0.30)	(0.71)	—
Total distributions	(0.55)	(0.94)	(0.24)

Net asset value, end of year	$14.21	$13.19	$14.68
Total return[3]	11.99%	(4.00)%	(0.36)%

Net assets, end of year (000s)	$73	$42	$10

Ratios to average net assets:
Gross expenses[4]	1.22%	0.96%	0.77%[5]
Net expenses[4,6,7]	0.80	0.80	0.77 [5]
Net investment income	1.70	1.43	1.72 [5]

Portfolio turnover rate	20%	52%[8]	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

46	QS Asset Allocation Funds 2017 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2017	2016	2015[2]	2009		2008[3]

Net asset value, beginning of year	$13.20	$14.69	$15.16	$12.11		$12.05

Income (loss) from operations:
Net investment income	0.29	0.27	0.31	0.43	[4]	0.00	[4,5]
Net realized and unrealized gain (loss)	1.37	(0.76)	(0.54)	(3.60)		0.06
Total income (loss) from operations	1.66	(0.49)	(0.23)	(3.17)		0.06

Less distributions from:
Net investment income	(0.32)	(0.29)	(0.24)	(0.38)		—
Net realized gains	(0.30)	(0.71)	—	(0.36)		—
Total distributions	(0.62)	(1.00)	(0.24)	(0.74)		—

Net asset value, end of year	$14.24	$13.20	$14.69	$8.20		$12.11
Total return[6]	12.61%	(3.49)%	(1.53)%	(27.43)%		0.50%

Net assets, end of year (000s)	$7,431	$6,737	$7,413	$589		$710

Ratios to average net assets:
Gross expenses[7]	0.23%	0.27%	0.07%[8]	0.10%		0.20%[8,9]
Net expenses[7,10]	0.23	0.25 [11]	0.07 [8]	0.10	[11]	0.20	[8,9]
Net investment income	2.10	1.87	4.09 [8]	4.16	[4]	1.93	[4,8]

Portfolio turnover rate	20%	52%[12]	23%[13]	32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[3]	For the period January 29, 2008 (inception date) to January 31, 2008.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would not have changed.

[10]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[13]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	47

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$12.58	$13.26	$12.98	$12.53	$11.72

Income (loss) from operations:
Net investment income	0.30	0.28	0.32	0.25	0.29
Net realized and unrealized gain (loss)	0.91	(0.67)	0.30	0.48	0.81
Total income (loss) from operations	1.21	(0.39)	0.62	0.73	1.10

Less distributions from:
Net investment income	(0.32)	(0.29)	(0.34)	(0.28)	(0.29)
Net realized gains	(0.13)	—	—	—	—
Total distributions	(0.45)	(0.29)	(0.34)	(0.28)	(0.29)

Net asset value, end of year	$13.34	$12.58	$13.26	$12.98	$12.53
Total return[2]	9.58%	(2.91)%	4.81%	5.91%	9.47%

Net assets, end of year (000s)	$124,880	$117,979	$129,661	$129,455	$130,226

Ratios to average net assets:
Gross expenses[3]	0.54%	0.54%	0.52%	0.55%	0.54%
Net expenses[3,4]	0.54	0.54	0.52	0.55	0.54
Net investment income	2.30	2.09	2.37	1.92	2.37

Portfolio turnover rate	18%	53%[5]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

48	QS Asset Allocation Funds 2017 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2017	2016	2015	2014	2013[2]

Net asset value, beginning of year	$12.52	$13.19	$12.91	$12.50	$12.02

Income (loss) from operations:
Net investment income	0.23	0.19	0.21	0.16	0.16
Net realized and unrealized gain (loss)	0.88	(0.65)	0.30	0.47	0.48
Total income (loss) from operations	1.11	(0.46)	0.51	0.63	0.64

Less distributions from:
Net investment income	(0.24)	(0.21)	(0.23)	(0.22)	(0.16)
Net realized gains	(0.13)	—	—	—	—
Total distributions	(0.37)	(0.21)	(0.23)	(0.22)	(0.16)

Net asset value, end of year	$13.26	$12.52	$13.19	$12.91	$12.50
Total return[3]	8.89%	(3.54)%	3.92%	5.07%	5.38%

Net assets, end of year (000s)	$4,539	$3,133	$2,949	$2,537	$295

Ratios to average net assets:
Gross expenses[4]	1.23%	1.22%	1.33%	1.48%	1.22%[5]
Net expenses[4,6]	1.23	1.22	1.33	1.42 [7]	1.22 [5]
Net investment income	1.77	1.46	1.56	1.29	2.69 [5]

Portfolio turnover rate	18%	53%[8]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 1, 2012 (inception date) to January 31, 2013.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	49

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1,2]	2017	2016	2015	2014	2013

Net asset value, beginning of year	$12.83	$13.50	$13.21	$12.74	$11.92

Income (loss) from operations:
Net investment income	0.23	0.21	0.25	0.18	0.22
Net realized and unrealized gain (loss)	0.92	(0.66)	0.31	0.50	0.82
Total income (loss) from operations	1.15	(0.45)	0.56	0.68	1.04

Less distributions from:
Net investment income	(0.25)	(0.22)	(0.27)	(0.21)	(0.22)
Net realized gains	(0.13)	—	—	—	—
Total distributions	(0.38)	(0.22)	(0.27)	(0.21)	(0.22)

Net asset value, end of year	$13.60	$12.83	$13.50	$13.21	$12.74
Total return[3]	9.00%	(3.35)%	4.21%	5.33%	8.79%

Net assets, end of year (000s)	$3,363	$3,937	$4,927	$4,558	$5,052

Ratios to average net assets:
Gross expenses[4]	1.04%	1.04%	1.06%	1.10%	1.10%
Net expenses[4,5]	1.04	1.04	1.06	1.10	1.10
Net investment income	1.74	1.58	1.86	1.36	1.79

Portfolio turnover rate	18%	53%[6]	25%	12%	16%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

50	QS Asset Allocation Funds 2017 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017	2016	2015[2]

Net asset value, beginning of year	$12.56	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.29	0.25	0.20
Net realized and unrealized gain (loss)	0.88	(0.67)	(0.19)
Total income (loss) from operations	1.17	(0.42)	0.01

Less distributions from:
Net investment income	(0.30)	(0.26)	(0.27)
Net realized gains	(0.13)	—	—
Total distributions	(0.43)	(0.26)	(0.27)

Net asset value, end of year	$13.30	$12.56	$13.24
Total return[3]	9.33%	(3.12)%	0.05%

Net assets, end of year (000s)	$42	$18	$17

Ratios to average net assets:
Gross expenses[4]	1.60%	1.50%	0.78%[5]
Net expenses[4,6]	0.80 [7]	0.80 [7]	0.78 [5]
Net investment income	2.21	1.93	2.25 [5]

Portfolio turnover rate	18%	53%[8]	25%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Annual Report	51

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2017	2016	2015	2014	2013[2]

Net asset value, beginning of year	$12.56	$13.23	$12.97	$12.52	$12.01

Income (loss) from operations:
Net investment income	0.34	0.31	0.40	0.27	0.31
Net realized and unrealized gain (loss)	0.90	(0.65)	0.23	0.48	0.52
Total income (loss) from operations	1.24	(0.34)	0.63	0.75	0.83

Less distributions from:
Net investment income	(0.36)	(0.33)	(0.37)	(0.30)	(0.32)
Net realized gains	(0.13)	—	—	—	—
Total distributions	(0.49)	(0.33)	(0.37)	(0.30)	(0.32)

Net asset value, end of year	$13.31	$12.56	$13.23	$12.97	$12.52
Total return[3]	9.92%	(2.62)%	4.89%	6.06%	7.04%

Net assets, end of year (000s)	$2,374	$2,233	$2,388	$261	$148

Ratios to average net assets:
Gross expenses[4]	0.29%	0.34%	0.30%	0.46%	0.34%[5]
Net expenses[4,6]	0.25 [7]	0.25 [7]	0.30	0.44 [7]	0.33 [5,7]
Net investment income	2.58	2.37	2.97	2.15	2.87 [5]

Portfolio turnover rate	18%	53%[8]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period March 15, 2012 (inception date) to January 31, 2013.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

52	QS Asset Allocation Funds 2017 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

QS Growth Fund (formerly QS Legg Mason Growth Fund) (“Growth Fund”), QS Moderate Growth Fund (formerly QS Legg Mason Moderate Growth Fund) (“Moderate Growth Fund”), QS Conservative Growth Fund (formerly QS Legg Mason Conservative Growth Fund) (“Conservative Growth Fund”) and QS Defensive Growth Fund (formerly QS Legg Mason Defensive Growth Fund) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

QS Asset Allocation Funds 2017 Annual Report	53

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$724,191,215	—	—	$724,191,215
Short-term investments†	850,568	—	—	850,568
Total investments	$725,041,783	—	—	$725,041,783

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$470,370,999	—	—	$470,370,999
Short-term investments†	737,244	—	—	737,244
Total investments	$471,108,243	—	—	$471,108,243

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$305,306,228	—	—	$305,306,228
Short-term investments†	630,566	—	—	630,566
Total investments	$305,936,794	—	—	$305,936,794

†	See Schedule of Investments for additional detailed categorizations.

54	QS Asset Allocation Funds 2017 Annual Report

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$136,711,030	—	—	$136,711,030
Short-term investments†	255,122	—	—	255,122
Total investments	$136,966,152	—	—	$136,966,152

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the exdividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

QS Asset Allocation Funds 2017 Annual Report	55

Notes to financial statements (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had the following reclassifications:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss
Growth Fund(a)	$523,269	$(523,269)
Moderate Growth Fund(a)	508,289	(508,289)
Conservative Growth Fund(a)	420,390	(420,390)
Defensive Growth Fund(a)	214,129	(214,129)

(a)	Reclassifications are due to short-term capital gains from Underlying Funds treated as ordinary income for tax purposes.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Prior to April 1, 2016, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) was each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason. Prior to April 1, 2016, QS LMGAA was a wholly-owned subsidiary of Legg Mason. Under the Investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Defensive Growth Fund’s Class A, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the year ended January 31, 2017, Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund were reimbursed for expenses in the amount of $27,952, $15,065, $2,003 and $2,207, respectively.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Growth Fund, Moderate Growth Fund and Conservative Growth Fund, had a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applied if redemption occured within 12 months from purchase payment. This CDSC declined thereafter by 1.00% per year until no CDSC was incurred. The Defensive Growth Fund had a CDSC of 4.50% on Class B shares, which applied if redemption occured within 12 months from purchase payment. This CDSC declined by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC was incurred. Class C and Class C1 shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

56	QS Asset Allocation Funds 2017 Annual Report

For the year ended January 31, 2017, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charge	CDSCs
	Class A	Class A	Class Ba,b	Class C
Growth Fund	$241,356	$1,422	$357	$774
Moderate Growth Fund	148,556	598	192	980
Conservative Growth Fund	120,795	285	216	376
Defensive Growth Fund	27,168	15,005	91	654

[a]	On June 30, 2016, the Growth Fund and Moderate Growth Fund converted their Class B shares into Class A shares.

[b]	On April 29, 2016, the Conservative Growth Fund and Defensive Growth Fund converted their Class B shares into Class A shares.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$138,449,569	$157,425,000
Moderate Growth Fund	97,523,192	114,665,000
Conservative Growth Fund	60,248,400	69,255,000
Defensive Growth Fund	23,755,355	25,600,000

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$170,478,511	$(49,878,700)	$120,599,811
Moderate Growth Fund	95,127,118	(26,912,725)	68,214,393
Conservative Growth Fund	51,810,494	(15,377,539)	36,432,955
Defensive Growth Fund	18,889,592	(7,893,217)	10,996,375

4. Derivative instruments and hedging activities

During the year ended January 31, 2017, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class B, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 0.75% 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Growth Fund
Class A	$1,656,242	$1,645,479
Class B*	107,801	83,752
Class C	203,201	35,143
Class R	145	266
Class I	—	2,125
Total	$1,967,389	$1,766,765

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

QS Asset Allocation Funds 2017 Annual Report	57

Notes to financial statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees

Moderate Growth Fund
Class A	$1,060,503	$873,121
Class B*	56,660	42,008
Class C	226,162	33,127
Class R	175	283
Class I	—	6,384
Total	$1,343,500	$954,923

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$680,582	$445,314
Class B*	21,981	12,205
Class C	201,472	27,800
Class R	284	360
Class I	—	10,136
Total	$904,319	$495,815

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$311,954	$175,622
Class B*	6,515	4,469
Class C	36,397	3,010
Class C1	26,419	7,324
Class R	151	287
Class I	—	3,343
Total	$381,436	$194,055

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

For the year ended January 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	—
Class B*	$27,759
Class C	—
Class R	193
Class I	—
Total	$27,952

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	—
Class B*	$14,862
Class C	—
Class R	203
Class I	—
Total	$15,065

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

58	QS Asset Allocation Funds 2017 Annual Report

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	—
Class B*	$1,761
Class C	—
Class R	242
Class I	—
Total	$2,003

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class B*	$960
Class C	—
Class C1	—
Class R	242
Class I	1,005
Total	$2,207

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

6. Distributions to shareholders by class

	Year Ended January 31, 2017	Year Ended January 31, 2016

Growth Fund
Net Investment Income:
Class A	$7,000,988	$6,010,489
Class B*	—	—
Class C	82,257	60,725
Class R	446	90
Class I	16,369	28,811
Total	$7,100,060	$6,100,115

Net Realized Gains:
Class A	$21,504,025	$62,924,130
Class B*	864,956	3,787,095
Class C	731,386	2,297,041
Class R	736	1,039
Class I	39,670	199,990
Total	$23,140,773	$69,209,295

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Year Ended January 31, 2017	Year Ended January 31, 2016

Moderate Growth Fund
Net Investment Income:
Class A	$6,520,640	$5,558,396
Class B*	—	—
Class C	153,278	126,784
Class R	808	225
Class I	100,344	89,637
Total	$6,775,070	$5,775,042

QS Asset Allocation Funds 2017 Annual Report	59

Notes to financial statements (cont’d)

	Year Ended January 31, 2017	Year Ended January 31, 2016

Moderate Growth Fund continued
Net Realized Gains:
Class A	$12,891,630	$31,518,904
Class B*	356,435	1,310,889
Class C	696,442	1,785,952
Class R	731	1,333
Class I	155,187	406,519
Total	$14,100,425	$35,023,597

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Year Ended January 31, 2017	Year Ended January 31, 2016

Conservative Growth Fund
Net Investment Income:
Class A	$5,430,816	$4,848,029
Class B*	—	81,693
Class C	224,614	191,535
Class R	1,166	780
Class I	163,440	151,024
Total	$5,820,036	$5,273,061

Net Realized Gains:
Class A	$5,809,281	$13,079,665
Class B*	—	496,828
Class C	404,581	926,573
Class R	1,065	2,482
Class I	156,554	357,369
Total	$6,371,481	$14,862,917

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

	Year Ended January 31, 2017	Year Ended January 31, 2016

Defensive Growth Fund
Net Investment Income:
Class A	$3,012,764	$2,798,588
Class B*	8,136	66,208
Class C	74,118	46,887
Class C1	66,895	68,909
Class R	770	409
Class I	63,348	63,027
Total	$3,226,031	$3,044,028

Net Realized Gains:
Class A	$1,198,965	—
Class B*	—	—
Class C	33,441	—
Class C1	37,786	—
Class R	237	—
Class I	21,385	—
Total	$1,291,814	—

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

60	QS Asset Allocation Funds 2017 Annual Report

7. Shares of beneficial interest

At January 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2017		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	4,485,559	$68,588,358	3,399,749	$58,148,455
Shares issued on reinvestment	1,834,672	28,429,131	4,197,166	68,727,373
Shares repurchased	(4,826,869)	(74,918,293)	(4,497,747)	(76,764,580)
Net increase	1,493,362	$22,099,196	3,099,168	$50,111,248

Class B*
Shares sold	352	$5,059	3,012	$50,268
Shares issued on reinvestment	60,340	862,867	244,653	3,779,414
Shares repurchased	(2,165,623)	(30,432,036)	(1,266,584)	(20,437,071)
Net decrease	(2,104,931)	$(29,564,110)	(1,018,919)	$(16,607,389)

Class C
Shares sold	112,604	$1,619,908	241,107	$3,815,710
Shares issued on reinvestment	55,035	797,328	148,924	2,306,614
Shares repurchased	(375,628)	(5,461,993)	(380,864)	(6,135,885)
Net increase (decrease)	(207,989)	$(3,044,757)	9,167	$(13,561)

Class R
Shares sold	1,920	$29,594	599	$8,686
Shares issued on reinvestment	76	1,182	70	1,129
Shares repurchased	(423)	(6,571)	(2)	(39)
Net increase	1,573	$24,205	667	$9,776

Class I
Shares sold	48,417	$749,630	50,059	$856,887
Shares issued on reinvestment	3,331	51,550	13,730	224,281
Shares repurchased	(77,581)	(1,149,138)	(87,252)	(1,428,944)
Net decrease	(25,833)	$(347,958)	(23,463)	$(347,776)

*	On June 30, 2016, the Fund converted 1,631,187 Class B shares into 1,519,477 Class A shares, valued at $22,852,931. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Year Ended January 31, 2017		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Moderate Growth Fund
Class A
Shares sold	2,735,717	$41,849,687	2,226,737	$37,440,161
Shares issued on reinvestment	1,248,797	19,330,308	2,355,012	36,927,042
Shares repurchased	(3,492,845)	(53,904,236)	(3,343,219)	(56,021,563)
Net increase	491,669	$7,275,759	1,238,530	$18,345,640

Class B*
Shares sold	688	$11,484	3,646	$65,212
Shares issued on reinvestment	22,641	355,013	81,792	1,307,287
Shares repurchased	(1,019,880)	(15,772,443)	(635,867)	(10,923,679)
Net decrease	(996,551)	$(15,405,946)	(550,429)	$(9,551,180)

QS Asset Allocation Funds 2017 Annual Report	61

Notes to financial statements (cont’d)

	Year Ended January 31, 2017		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Moderate Growth Fund continued
Class C
Shares sold	126,821	$2,006,494	166,179	$2,791,214
Shares issued on reinvestment	53,403	835,940	118,017	1,871,574
Shares repurchased	(378,647)	(5,950,377)	(302,786)	(5,183,511)
Net decrease	(198,423)	$(3,107,943)	(18,590)	$(520,723)

Class R
Shares sold	2,612	$39,896	1,365	$21,914
Shares issued on reinvestment	99	1,539	93	1,443
Shares repurchased	(111)	(1,700)	(1,067)	(17,025)
Net increase	2,600	$39,735	391	$6,332

Class I
Shares sold	82,057	$1,265,383	60,238	$1,005,980
Shares issued on reinvestment	16,572	254,951	31,823	496,156
Shares repurchased	(86,709)	(1,305,555)	(80,634)	(1,318,310)
Net increase	11,920	$214,779	11,427	$183,826

*	On June 30, 2016, the Fund converted 791,756 Class B shares into 810,633 Class A shares, valued at $12,240,552. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Year Ended January 31, 2017		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Conservative Growth Fund
Class A
Shares sold	2,532,338	$35,171,185	2,394,722	$34,953,109
Shares issued on reinvestment	801,300	11,166,121	1,275,264	17,815,353
Shares repurchased	(2,937,569)	(40,785,541)	(3,232,402)	(47,229,040)
Net increase	396,069	$5,551,765	437,584	$5,539,422

Class B*
Shares sold	371	$5,864	6,051	$93,643
Shares issued on reinvestment	—	—	39,929	572,993
Shares repurchased	(681,268)	(9,752,132)	(342,797)	(5,205,035)
Net decrease	(680,897)	$(9,746,268)	(296,817)	$(4,538,399)

Class C
Shares sold	541,104	$7,310,537	180,496	$2,693,639
Shares issued on reinvestment	42,537	613,999	75,599	1,088,364
Shares repurchased	(752,114)	(10,877,084)	(277,934)	(4,166,954)
Net decrease	(168,473)	$(2,952,548)	(21,839)	$(384,951)

Class R
Shares sold	1,964	$27,192	3,079	$45,721
Shares issued on reinvestment	160	2,231	227	3,165
Shares repurchased	(142)	(1,950)	(804)	(11,109)
Net increase	1,982	$27,473	2,502	$37,777

Class I
Shares sold	55,315	$770,310	49,298	$717,481
Shares issued on reinvestment	22,974	319,994	36,321	508,393
Shares repurchased	(66,535)	(926,135)	(80,119)	(1,132,138)
Net increase	11,754	$164,169	5,500	$93,736

[1]

On April 29, 2016, the Fund converted 587,495 Class B shares into 606,923 Class A shares, valued at $8,442,301. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

62	QS Asset Allocation Funds 2017 Annual Report

	Year Ended January 31, 2017		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Defensive Growth
Class A
Shares sold	1,368,951	$18,005,298	1,149,079	$15,217,279
Shares issued on reinvestment	317,662	4,187,640	213,667	2,785,301
Shares repurchased	(1,698,680)	(22,328,481)	(1,768,587)	(23,308,443)
Net decrease	(12,067)	$(135,543)	(405,841)	$(5,305,863)

Class B*
Shares sold	2,264	$29,039	6,409	$85,829
Shares issued on reinvestment	602	8,013	4,909	65,506
Shares repurchased	(290,408)	(3,887,184)	(197,837)	(2,673,987)
Net decrease	(287,542)	$(3,850,132)	(186,519)	$(2,522,652)

Class C
Shares sold	160,437	$2,099,602	84,157	$1,092,383
Shares issued on reinvestment	8,143	106,742	3,499	45,319
Shares repurchased	(76,436)	(998,954)	(60,850)	(799,084)
Net increase	92,144	$1,207,390	26,806	$338,618

Class C1
Shares sold	35,141	$466,578	23,086	$305,437
Shares issued on reinvestment	7,364	99,005	4,840	64,305
Shares repurchased	(102,201)	(1,362,779)	(85,880)	(1,166,933)
Net decrease	(59,696)	$(797,196)	(57,954)	$(797,191)

Class R
Shares sold	1,732	$22,706	952	$12,184
Shares issued on reinvestment	77	1,007	24	319
Shares repurchased	(95)	(1,220)	(778)	(10,007)
Net increase	1,714	$22,493	198	$2,496

Class I
Shares sold	59,676	$788,883	45,023	$597,039
Shares issued on reinvestment	6,441	84,733	4,838	63,027
Shares repurchased	(65,571)	(862,740)	(52,571)	(690,084)
Net increase (decrease)	546	$10,876	(2,710)	$(30,018)

*	On April 29, 2016, the Fund converted 245,674 Class B shares into 251,096 Class A shares, valued at $3,299,406. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2017. The following transactions were effected in shares of such Underlying Funds for the year ended January 31, 2017.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$44,290,446	$2,093,276	9,917	$4,856,361	21,148	$319,243	$1,774,033	$49,075,624	$(406,361)
ClearBridge Appreciation Fund, Class IS Shares	61,401,940	20,751,359	1,009,107	3,794,390	195,790	1,181,158	1,875,201	85,234,121	245,610
ClearBridge International Value Fund, Class IS Shares	36,761,739	7,662,149	816,646	13,503,367	1,289,513	687,149	—	37,333,962	(1,528,367)

QS Asset Allocation Funds 2017 Annual Report	63

Notes to financial statements (cont’d)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares	$19,037,843	$13,353,709	362,837	$1,026,950	28,249	$117,843	$600,866	$34,896,576	$(1,950)
ClearBridge Mid Cap Fund, Class IS Shares(a)	36,209,212	1,001,368	29,680	8,753,500	348,272	161,564	314,804	32,344,369	2,511,500
ClearBridge Small Cap Growth Fund, Class IS Shares	48,532,444	739,268	25,018	19,743,915	1,070,071	—	739,268	27,760,256	9,916,085
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	76,382,208	11,261,681	608,799	8,523,544	447,384	1,529,055	4,437,626	90,570,487	(148,544)
QS Global Dividend Fund, Class IS Shares(b)	69,563,418	7,490,992	642,852	9,957,894	868,220	1,852,005	633,987	72,448,460	2,106
QS International Equity Fund, Class IS Shares(c)	90,929,885	20,366,996	1,457,277	31,951,970	2,018,884	2,256,996	—	89,819,977	(4,271,970)
QS Strategic Real Return Fund, Class IS Shares(d)	40,886,009	5,039,657	446,396	3,716,762	271,369	—	909,657	45,719,568	(611,762)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	57,510,257	8,072,555	507,797	4,152,062	242,128	992,555	—	71,883,327	(287,062)
Royce Value Fund, Institutional Class Shares	47,526,755	23,054,058	2,655,537	22,829,701	2,040,183	587,122	3,051,936	60,890,565	(3,374,701)
Western Asset Core Plus Bond Fund, Class IS Shares	6,317,934	7,138,600	609,102	8,537,972	741,584	135,047	43,553	4,789,994	122,028
Western Asset High Yield Fund, Class IS Shares	5,599,068	8,546,118	1,122,175	11,591,413	1,500,437	596,118	—	3,228,708	433,587
Western Asset Macro Opportunities Fund, Class IS Shares	16,857,903	1,877,783	177,985	1,965,892	179,370	341,019	61,764	18,195,221	(80,892)
	$657,807,061	$138,449,569		$154,905,693		$10,756,874	$14,442,695	$724,191,215	$2,519,307

(a)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Moderate Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$24,152,287	$3,729,329	18,394	$6,085,431	26,706	$170,708	$948,621	$26,280,759	$(385,431)
ClearBridge Appreciation Fund, Class IS Shares	35,614,221	13,350,130	653,951	2,885,497	142,242	699,519	1,105,611	50,283,106	64,503
ClearBridge International Value Fund, Class IS Shares	17,068,008	2,785,811	297,863	4,563,087	430,624	335,811	—	18,220,625	(513,087)
ClearBridge Large Cap Growth Fund, Class IS Shares	11,862,343	15,948,027	428,569	701,096	19,247	99,695	508,332	29,522,456	(1,096)
ClearBridge Mid Cap Fund, Class IS Shares(a)	19,505,583	703,639	20,987	2,924,702	124,246	99,656	193,983	19,886,745	1,160,298
ClearBridge Small Cap Growth Fund, Class IS Shares	28,793,666	262,246	8,875	18,516,900	857,585	—	262,246	9,567,811	5,003,100
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	45,163,668	3,244,507	172,672	5,945,185	314,381	831,456	2,413,051	49,058,961	(45,185)
QS Global Dividend Fund, Class IS Shares(b)	45,668,857	4,172,015	358,138	6,167,751	538,083	1,223,476	413,539	47,185,759	32,249
QS International Equity Fund, Class IS Shares(c)	40,168,081	6,984,670	501,626	9,651,049	607,744	1,049,670	—	41,744,876	(1,256,049)

64	QS Asset Allocation Funds 2017 Annual Report

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
QS Strategic Real Return Fund, Class IS Shares(d)	$27,249,512	$2,932,975	260,192	$2,721,718	203,134	—	$592,975	$29,791,586	$(406,718)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	29,596,519	448,598	26,466	2,770,173	161,616	$448,598	—	32,363,366	(175,173)
Royce Value Fund, Institutional Class Shares	21,457,945	10,639,536	1,225,952	11,657,675	1,061,209	254,840	1,324,696	26,383,370	(1,612,675)
Western Asset Core Bond Fund, Class IS Shares	7,619,133	1,341,000	106,082	1,579,121	127,800	176,000	—	7,444,005	25,879
Western Asset Core Plus Bond Fund, Class IS Shares	55,716,932	12,848,384	1,093,930	13,596,440	1,180,357	1,901,616	496,768	54,630,189	208,560
Western Asset High Yield Fund, Class IS Shares	11,803,698	16,482,683	2,140,137	20,776,335	2,601,801	1,117,683	—	9,543,127	(76,335)
Western Asset Macro Opportunities Fund, Class IS Shares	17,526,609	1,649,642	156,472	2,197,043	200,460	346,826	62,816	18,464,258	(97,043)
	$438,967,062	$97,523,192		$112,739,203		$8,755,554	$8,322,638	$470,370,999	$1,925,797

(a)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$10,296,623	$657,748	3,232	$1,835,811	7,994	$71,336	$396,412	$10,935,838	$(150,811)
ClearBridge Appreciation Fund, Class IS Shares	16,663,482	5,596,879	276,620	1,912,951	97,469	310,699	491,180	22,251,541	107,049
ClearBridge International Value Fund, Class IS Shares	10,144,241	1,804,470	195,669	4,145,132	392,004	174,470	—	9,629,163	(525,132)
ClearBridge Large Cap Growth Fund, Class IS Shares	4,612,909	9,989,346	269,589	637,216	17,345	51,543	262,804	15,085,035	2,784
ClearBridge Mid Cap Fund, Class IS Shares(a)	9,110,748	277,614	8,857	2,028,171	94,818	39,887	77,727	7,929,360	1,066,829
ClearBridge Small Cap Growth Fund, Class IS Shares	15,732,045	785,501	31,375	8,551,510	368,409	—	240,501	9,050,712	1,708,490
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	20,226,972	1,785,584	97,969	3,478,011	188,022	365,328	1,060,255	21,467,680	51,989
QS Global Dividend Fund, Class IS Shares(b)	29,656,969	2,932,962	255,685	4,169,878	365,007	807,715	270,247	30,730,849	65,122
QS International Equity Fund, Class IS Shares(c)	15,666,005	3,094,187	223,129	5,876,163	390,981	364,187	—	14,439,651	(521,163)
QS Strategic Real Return Fund, Class IS Shares(d)	17,877,549	2,012,464	181,652	2,320,981	173,582	—	387,464	19,210,578	(340,981)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	11,233,319	356,976	23,298	1,561,510	91,060	166,976	—	12,003,050	(96,510)
Royce Value Fund, Institutional Class Shares	5,702,690	9,280,109	1,086,213	6,286,496	661,055	104,081	541,028	10,749,162	(66,496)
Western Asset Core Bond Fund, Class IS Shares	26,342,710	3,077,673	246,844	3,634,445	293,444	627,673	—	26,089,633	20,555
Western Asset Core Plus Bond Fund, Class IS Shares	69,077,371	9,238,922	794,653	9,664,150	860,719	2,509,198	624,724	68,200,473	360,850
Western Asset High Yield Fund, Class IS Shares	13,725,707	8,194,385	1,072,135	10,261,633	1,224,665	1,149,385	—	14,229,152	(461,633)

QS Asset Allocation Funds 2017 Annual Report	65

Notes to financial statements (cont’d)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Western Asset Macro Opportunities Fund, Class IS Shares	$12,771,003	$1,163,580	112,868	$1,742,729	159,008	$252,794	$45,786	$13,304,351	$(72,729)
	$288,840,343	$60,248,400		$68,106,787		$6,995,272	$4,398,128	$305,306,228	$1,148,213

(a)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2017	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Defensive Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$2,974,696	$140,139	665	$491,041	2,138	$20,610	$114,529	$3,138,005	$(41,041)
ClearBridge Appreciation Fund, Class IS Shares	5,023,363	2,832,130	139,821	720,397	37,262	109,330	172,800	7,735,292	54,603
ClearBridge Large Cap Growth Fund, Class IS Shares	—	2,752,636	73,965	108,161	2,872	9,451	48,185	2,753,433	1,839
ClearBridge Mid Cap Fund, Class IS Shares(a)	3,191,837	138,132	4,166	694,468	31,592	14,610	28,522	2,874,856	340,532
ClearBridge Small Cap Growth Fund, Class IS Shares	3,204,470	361,178	14,811	3,183,566	106,084	—	31,178	1,160,811	(248,566)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	3,718,959	264,850	14,110	571,696	34,926	66,590	193,260	3,866,359	83,304
QS Global Dividend Fund, Class IS Shares(b)	10,585,448	911,631	78,272	1,299,429	113,129	288,760	97,871	11,017,832	15,571
QS International Equity Fund, Class IS Shares(c)	6,494,588	1,514,212	108,658	2,879,513	203,572	144,212	—	5,617,414	(99,513)
QS Strategic Real Return Fund, Class IS Shares(d)	8,255,496	824,719	73,581	904,455	67,699	—	179,719	8,895,645	(134,455)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	2,587,274	418,301	26,356	412,919	24,091	43,301	—	3,068,917	(22,919)
Royce Value Fund, Institutional Class Shares	2,093,039	2,631,518	308,345	2,826,895	290,950	25,252	131,266	2,586,464	(141,895)
Western Asset Core Bond Fund, Class IS Shares	20,146,634	1,931,042	153,771	1,990,665	159,849	491,042	—	20,318,747	(665)
Western Asset Core Plus Bond Fund, Class IS Shares	46,155,958	5,091,382	435,222	4,214,155	384,481	1,718,400	427,982	46,656,460	260,845
Western Asset High Yield Fund, Class IS Shares	10,487,999	3,513,464	456,921	4,828,072	577,973	798,464	—	10,835,997	(208,072)
Western Asset Macro Opportunities Fund, Class IS Shares	5,897,791	430,021	40,768	638,424	58,251	118,549	21,471	6,184,798	(23,424)
	$130,817,552	$23,755,355		$25,763,856		$3,848,571	$1,446,783	$136,711,030	$(163,856)

(a)	Prior to January 4, 2016, known as ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, known as QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, known as QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, known as QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, known as QS Batterymarch U.S. Large Cap Equity Fund.

66	QS Asset Allocation Funds 2017 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2017 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$7,100,060	$6,775,070
Net long-term capital gains	23,140,773	14,100,425
Total distributions paid	$30,240,833	$20,875,495

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$5,820,036	$3,226,031
Net long-term capital gains	6,371,481	1,291,814
Total distributions paid	$12,191,517	$4,517,845

The tax character of distributions paid during the fiscal year ended January 31, 2016 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$6,100,115	$5,775,042
Net long-term capital gains	69,209,295	35,023,597
Total distributions paid	$75,309,410	$40,798,639

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$5,273,061	$3,044,028
Net long-term capital gains	14,862,917	—
Total distributions paid	$20,135,978	$3,044,028

As of January 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Growth Fund	Moderate Growth Fund
Undistributed ordinary income — net	$137,631	$150,729
Undistributed long-term capital gains — net	17,530,117	8,204,010
Total undistributed earnings	$17,667,748	$8,354,739
Other book/tax temporary differences(a)	(65,352)	(53,411)
Unrealized appreciation (depreciation)(b)	120,599,811	68,214,393
Total accumulated earnings (losses) — net	$138,202,207	$76,515,721

	Conservative Growth Fund	Defensive Growth Fund
Undistributed ordinary income — net	$353,628	$276,685
Undistributed long-term capital gains — net	3,486,384	685,104
Total undistributed earnings	$3,840,012	$961,789
Other book/tax temporary differences(a)	(45,277)	(36,554)
Unrealized appreciation (depreciation)(b)	36,432,955	10,996,375
Total accumulated earnings (losses) — net	$40,227,690	$11,921,610

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

QS Asset Allocation Funds 2017 Annual Report	67

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities of QS Growth Fund (formerly, QS Legg Mason Growth Fund), QS Moderate Growth Fund (formerly, QS Legg Mason Moderate Growth Fund), QS Conservative Growth Fund (formerly, QS Legg Mason Conservative Growth Fund), and QS Defensive Growth Fund (formerly, QS Legg Mason Defensive Growth Fund) (collectively, the “Funds”), each a series of Legg Mason Partners Equity Trust, including the schedules of investments, as of January 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund, and QS Defensive Growth Fund, as of January 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 17, 2017

68	QS Asset Allocation Funds 2017 Annual Report

Board approval of management and subadvisory agreements (unaudited)

QS Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation aggressive growth funds (i.e., funds that maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash

QS Asset Allocation Funds	69

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and cash equivalents) (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2016. The Fund performed better than the median performance of the funds in the Performance Universe for the ten-year period, but performed below the median performance of the funds in the Performance Universe for the other periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Board reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during certain of the periods under review. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s long-term performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of seven mixed-asset target allocation aggressive growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation aggressive growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was slightly lower than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe. The Trustees noted that the Fund’s total expense ratio was impacted by transfer agent costs that were higher than the average transfer agent costs of the funds in the Expense Group and the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

70	QS Asset Allocation Funds

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	71

Board approval of management and subadvisory agreements (unaudited) (cont’d)

QS Moderate Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (i.e., funds that maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash

72	QS Asset Allocation Funds

equivalents) (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2016. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was better than the Lipper category average during the third quarter. The Board also reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during certain of the periods under review. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s long-term performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of eight mixed-asset target allocation growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was lower than the median of the total expense ratios of the funds in the Expense Group and the average total expense ratio of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

QS Asset Allocation Funds	73

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

74	QS Asset Allocation Funds

QS Conservative Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (i.e., funds that maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and

QS Asset Allocation Funds	75

Board approval of management and subadvisory agreements (unaudited) (cont’d)

cash equivalents) (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2016. The Fund performed better than the median performance of the funds in the Performance Universe for the one-, five- and ten-year periods, and performed slightly below the median performance of the funds in the Performance Universe for the three-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was better than the Lipper category average during the third quarter. The Board also reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of seven mixed-asset target allocation moderate funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation moderate funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was lower than the median of the total expense ratios of the funds in the Expense Group and at the median of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

76	QS Asset Allocation Funds

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	77

Board approval of management and subadvisory agreements (unaudited) (cont’d)

QS Defensive Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (i.e., funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and

78	QS Asset Allocation Funds

cash equivalents) (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2016. The Fund performed better than the median performance of the funds in the Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was better than the Lipper category average during the third quarter. The Board reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of six mixed-asset target allocation conservative funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation conservative funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

QS Asset Allocation Funds	79

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

80	QS Asset Allocation Funds

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS Asset Allocation Funds (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

QS Asset Allocation Funds	81

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (10 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

82	QS Asset Allocation Funds

Independent Trustees cont’d
Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 156 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	149
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

QS Asset Allocation Funds	83

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

84	QS Asset Allocation Funds

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

QS Asset Allocation Funds	85

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2017:

				Growth Fund
Record date:				6/8/2016	12/6/2016	12/27/2016
Payable date:				6/9/2016	12/7/2016	12/28/2016
Ordinary income:
Qualified dividend income for individuals				—	—	100.00	%*
Dividends qualifying for the dividends
received deduction for corporations				—	—	76.73	%*
Interest from Federal obligations				—	—	0.43	%*
Long-term capital gain dividend				$0.518750	$0.001300	—
Foreign source income				—	—	25.58	%*
Foreign taxes paid per share				—	—	$0.00770

				Moderate Growth Fund
Record date:				6/8/2016	12/6/2016	12/27/2016
Payable date:				6/9/2016	12/7/2016	12/28/2016
Ordinary income:
Qualified dividend income for individuals				54.24%	—	82.98	%*
Dividends qualifying for the dividends
received deduction for corporations				35.44%	—	50.24	%*
Interest from Federal obligations				3.29%	—	3.29	%*
Long-term capital gain dividend				$0.440150	$0.040390	—
Foreign source income				7.06%	—	15.87	%*
Foreign taxes paid per share				—	—	$0.005501

	Conservative Growth Fund
Record date:	3/30/2016	6/8/2016	6/29/2016	9/29/2016	12/6/2016	12/27/2016
Payable date:	3/31/2016	6/9/2016	6/30/2016	9/30/2016	12/7/2016	12/28/2016
Ordinary income:
Qualified dividend income for individuals	30.07%	—	48.52%	48.52%	—	48.52	%*
Dividends qualifying for the dividends
received deduction for corporations	18.84%	—	29.87%	29.87%	—	29.87	%*
Interest from Federal obligations	6.31%	—	6.31%	6.31%	—	6.31	%*
Long-term capital gain dividend	—	$0.272270	—	—	$0.023790	—
Foreign source income	5.17%		8.01%	8.01%	—	8.01	%*
Foreign taxes paid per share	—	—	—	—	—	$0.002952

		Defensive Growth Fund
Record date:		3/30/2016	6/8/2016	6/29/2016	9/29/2016	12/27/2016
Payable date:		3/31/2016	6/9/2016	6/30/2016	9/30/2016	12/28/2016
Ordinary income:
Qualified dividend income for individuals		18.50%	—	26.51%	26.51%	26.51	%*
Dividends qualifying for the dividends
received deduction for corporations		11.62%	—	16.34%	16.34%	16.34	%*
Interest from Federal obligations		8.20%	—	8.20%	8.20%	8.20	%*
Long-term capital gain dividend		—	$0.126360	—	—	—
Foreign source income		2.65%	—	3.88%	3.88%	3.88	%*
Foreign taxes paid per share		—	—	—	—	$0.001598

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

86	QS Asset Allocation Funds

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson
Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com

©2017 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

©2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01278 3/17 SR17-3010

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2016 and January 31, 2017 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $126,425 in January 31, 2016 and $128,130 in January 31, 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2016 and $0 in January 31, 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,400 in January 31, 2016 and $21,600 in January 31, 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2016 and January 31, 2017; Tax Fees were 100% and 100% for January 31, 2016 and January 31, 2017; and Other Fees were 100% and 100% for January 31, 2016 and January 31, 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2017.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 28, 2017

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2017